PROMISSORY NOTE	6 Months Ended
Jun. 30, 2025
DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
PROMISSORY NOTE

NOTE 6 – PROMISSORY NOTE

On May 27, 2025, June 18, 2025, and June 25, 2025, the Company issued three unsecured promissory notes (the “Notes”) in an amount of $201,959, $251,327 and $92,689 to Maius, respectively. These Notes do not bear interest and mature upon the closing of a business combination by the Company. In the event that the Company does not complete an initial business combination by August 23, 2025 (as such deadline may be further extended), the Note shall be deemed to be terminated and no amounts will thereafter be due from the Company to the Sponsor under the Note.

As of June 30, 2025 and December 31, 2024, Maius advanced the Company an aggregate amount of $545,975 and $0, respectively.